INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of current inventories

(US$ MILLIONS)	2024	2023
Raw materials and consumables	$809	$1,066
Fuel products (1)	—	596
Work in progress	613	564
RTFO certificates (1)	—	367
Finished goods and other (2)	994	1,072
Carrying amount of inventories	$2,416	$3,665
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(1)The partnership completed the disposition of its road fuels operation during the third quarter of 2024 and accordingly deconsolidated inventory related to fuel products and RTFO certificates. See Note 9 for additional information.
(2)Finished goods and other primarily comprises finished goods inventory at the partnership’s advanced energy storage operation and engineered components manufacturing operation.

Disclosure of inventory obsolescence provision
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Inventory obsolescence provision - beginning	$76	$67
Add: increase in provision	31	83
Deduct: inventory obsolescence write-off	(36)	(21)
Deduct: dispositions	—	(53)
Impact of foreign exchange	(2)	—
Inventory obsolescence provision - ending	$69	$76